Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail) (B.D. Mobile)	Dec. 31, 2011
B.D. Mobile
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity interest of redeemable noncontrolling shareholders	6.98%